Net Realized Investment Gains (Losses)	3 Months Ended
Jun. 30, 2011
Net Realized Investment Gains (Losses)
Net Realized Investment Gains (Losses)

Note 5.

Net Realized Investment Gains

Net realized investment gains for the three months and six months ended June 30, 2011 and 2010 are as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Net realized investment gains (losses):
Fixed maturities	$1,778	$1,584	$283	$1,743
Common stocks	19	65	(26)	152
Preferred stocks	86	(15)	1,424	26
Total available-for-sale securities	1,883	1,634	1,681	1,921

Other	-	-	-	62

Net realized investment gains	$1,883	$1,634	$1,681	$1,983

18

For the three months and six months ended June 30, 2011, the Company realized gross gains of $3,085,000 and $6,617,000, respectively, and realized gross losses of $1,202,000 and $4,936,000, respectively, on sales of available-for-sale securities. For the three months and six months ended June 30, 2010, the Company realized gross gains of $3,445,000 and $5,181,000, respectively, and realized gross losses of $1,811,000 and $3,260,000, respectively, on sales of available-for-sale securities.